3. Investment in associates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investment in associates	$ 1,998,336	$ 1,830,138
Share of the profit of associates	$ 1,074,185	1,173,004	$ 422,650
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.
Investment in associates	$ 55,492	37,903
Share of the profit of associates	$ 35,912	32,804	29,291
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.
Investment in associates	$ 49,138	42,439
Share of the profit of associates	$ 29,225	34,782	38,606
Associate 3
Disclosure of associates [line items]
Name of associate	ECOGAS Group (Note 3.2)
Investment in associates	$ 1,826,888	1,361,025
Share of the profit of associates	$ 1,011,224	726,719	349,257
Associate 4
Disclosure of associates [line items]
Name of associate	Transportadora de Gas del Mercosur S.A.
Investment in associates	$ 66,679	388,575
Share of the profit of associates	$ (2,626)	378,411	0
Associate 5
Disclosure of associates [line items]
Name of associate	Others
Investment in associates	$ 139	196
Share of the profit of associates	$ 450	$ 288	$ 5,496
Associate 6
Disclosure of associates [line items]
Name of associate	Termoelectrica Jose de San Martin and Termoelectrica Manuel Belgrano
Associate 7
Disclosure of associates [line items]
Name of associate	Inversora de Gas Cuyana